INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Current
Restricted short-term deposit	$ 245,293	$ 425,976
US Treasury bills	1,885,553	7,885,937
Other investments	1,476,793	2,849,485
Other financial assets	3,607,639	11,161,398
Non-current
Shares of Bioceres S.A.	398,567	355,251
Other marketable securities	470,465	742,211
Other financial assets	$ 869,032	$ 1,097,462